Note 5 - Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 88-0320154 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]
(5)	Income Tax Status

The Company adopted a volume submitter plan, which received a favorable opinion letter from the IRS on June 30, 2020, which stated that the volume submitter plan was designed in accordance with the applicable sections of the IRC. The Plan itself has not received a determination letter from the IRS stating that the Plan is qualified under Section 401(a) of the IRC. However, the plan administrator believes that the adopted volume submitter plan is designed, as amended, and is currently being operated in compliance with the applicable requirements of the IRC and is therefore, qualified and exempt from taxation.

U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.